CERTAIN TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified		1 Months Ended
	Oct. 14, 2011	Feb. 22, 2014 NuPathe [Member]	Dec. 31, 2013 Microdose Therpeutix [Member]	Dec. 31, 2013 Neurosearch [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Business Acquisition Effective Date Of Acquisition1		Jan. 21, 2014
Total consideration	$ 6,500
Portion of purchase price paid in cash			$ 206	$ 10